Lifestyle Conservative Portfolio Expense Example - Lifestyle Conservative Portfolio	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,127
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,359
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,069